Significant Accounting Policies - Summary of IFRS 16 impacted on Consolidated Statement of Net Income and Balance Sheet (Parenthetical) (Detail) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure Of Consolidated Financial Statement [line items]
Result from related parties transactions, net	R$ 342,083	R$ 194,351	R$ 163,045
IFRS 16 [member] | Increase (decrease) due to changes in accounting policy [member]
Disclosure Of Consolidated Financial Statement [line items]
Result from related parties transactions, net	6,187
Adjusted [member]
Disclosure Of Consolidated Financial Statement [line items]
Result from related parties transactions, net	R$ 348,270